SCUDDER
                                                                     INVESTMENTS


                                                                   June 30, 2001
Dear Shareholder,

Below you will find a prospectus supplement. In this supplement, we have consolidated changes for a number of funds in an effort to streamline communication and reduce the amount of mail you receive. Accordingly, some of these changes may not apply to all the funds you own.

Please keep this information for your records, and do not hesitate to call us if you have any questions.

Sincerely,

/s/Lin C. Coughlin

Linda C. Coughlin

President
Scudder Funds

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Supplement to the currently  effective Class AARP and Class S prospectus (unless otherwise noted) of each of the listed funds:


  Scudder Balanced Fund                        Scudder Health Care Fund                    Scudder Pathway Series: Conservative
  Scudder Capital Growth Fund                  Scudder High-Yield Opportunity Fund           Portfolio
  Scudder Cash Investment Trust                Scudder High-Yield Tax-Free Fund            Scudder Pathway Series: Moderate
  Scudder Development Fund                     Scudder Income Fund                         Portfolio
  Scudder Dividend & Growth Fund               Scudder International Fund                  Scudder Pathway Series: Growth Portfolio
  Scudder Emerging Markets Growth Fund         Scudder Large Company Growth Fund           Scudder S&P 500 Index Fund
  Scudder Emerging Markets Income Fund         Scudder Large Company Value Fund            Scudder Short-Term Bond Fund
  Scudder Global Bond Fund                     Scudder Latin America Fund                  Scudder Small Company Stock Fund
  Scudder Global Discovery Fund                Scudder Managed Municipal Bonds             Scudder Small Company Value Fund
  Scudder Global Fund                          Scudder Medium-Term Tax-Free Fund             (Class S)
  Scudder GNMA Fund                            Scudder Money Market Series                 Scudder 21st Century Growth Fund
  Scudder Gold Fund                              (Premium AARP Class, Premium S Class,     Scudder Tax-Free Money Fund
  Scudder Greater Europe Growth Fund             Prime Reserve AARP Class, Prime Reserve   Scudder Technology Innovation Fund
  Scudder Growth and Income Fund                 S Class)                                  Scudder U.S. Treasury Money Fund
                                               Scudder Pacific Opportunities Fund

The Portfolio Managers

The following funds have changed their portfolio management teams. The new teams are noted below:

Scudder Large Company Growth Fund

  Gary A. Langbaum                       Jesse Stuart
  Co-Lead Portfolio Manager              Co-Lead Portfolio Manager
    o Began investment career in 1970       o Began investment career in 1996
    o Joined the advisor in 1988            o Joined the advisor in 1996
    o Joined the fund team in 2001          o Joined the fund team in 2001

Scudder Pacific Opportunities Fund

  Peter David Sartori                    Nicholas Bratt
  Lead Portfolio Manager                   o  Began investment career in 1974
   o  Began investment career in 1990      o  Joined the advisor in 1976
   o  Joined the advisor in 2001           o  Joined the fund team in 1992
   o  Joined the fund team in 2001

Scudder Pathway Series: Conservative, Moderate and Growth Portfolios

  Maureen F. Allyn                       Shahram Tajbakhsh
   o Began investment career in 1989      o Began investment career in 1991
   o Joined the advisor in 1989           o Joined the advisor in 1996
   o Joined the fund team in 1996         o Joined the fund team in 1999

Scudder Small Company Stock Fund

  Robert D. Tymoczko                     Stephen Marsh
  Lead Portfolio Manager                   o Began investment career in 1980
    o Began investment career in 1992      o Joined the advisor in 1997
    o Joined the advisor in 1997           o Joined the fund team in 2001
    o Joined the fund team in 2001

Scudder Small Company Value Fund

  Robert D. Tymoczko                     Stephen Marsh
  Lead Portfolio Manager                   o Began investment career in 1980
    o Began investment career in 1992      o Joined the advisor in 1997
    o Joined the advisor in 1997           o Joined the fund team in 2001
    o Joined the fund team in 2001


Dividends and Distributions

For Scudder GNMA Fund:

Income will be declared and paid monthly.

For Scudder High-Yield Tax-Free Fund, Scudder Managed Municipal Bonds and Scudder Medium-Term Tax-Free Fund:

All wires received will begin to accrue dividends the next business day after your purchase is processed.

Purchase and Redemption Information

For all funds:

Each fund has adopted the following changes to its policies relating to buying, exchanging and selling shares:

o The minimum additional investment amount for regular accounts, IRA accounts and wire purchases is $50

o    The $5 fee for wires sent to your bank has been eliminated

o    Each fund can only send wire redemptions of $1,000 or more

o    There is a $50 minimum for exchanges between existing accounts

o There is a $50 minimum for QuickBuy/QuickSell (In addition, your bank will need to have Automated Clearing House (ACH) services for you to take advantage of this feature.)

o For Class S shareholders only (does not apply to AARP shares): We reserve the right to close your account and send you the proceeds if your balance falls below $2,500 and $250 for retirement accounts; charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o Class AARP shareholders can go to aarp.scudder.com and Class S shareholders can go to myScudder.com to get up-to-date information, review balances or even place orders for exchanges



June 30, 2001